Loans, Allocation of Allowance for Loan Losses (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017		Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	$ 249		$ 248				$ 914
Loans collectively evaluated for impairment	3,595		3,351				2,479
Total	3,844	$ 3,780	3,599	[1]	$ 3,213	$ 3,471	3,393	$ 3,723
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	4,552		6,357				8,015
Loans collectively evaluated for impairment	369,474		342,322				300,477
Commercial Real Estate [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	0		0				35
Loans collectively evaluated for impairment	2,504		2,260				1,572
Total	2,504	2,459	2,260		1,954	1,692	1,607	2,173
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	2,484		3,623				4,644
Loans collectively evaluated for impairment	236,290		209,699				175,973
Commercial [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment			144				840
Loans collectively evaluated for impairment			490				331
Total			634				1,171	542
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment			766				1,995
Loans collectively evaluated for impairment			48,101				41,785
Commercial [Member] | Commercial and Industrial [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	151		144
Loans collectively evaluated for impairment	457		490
Total	608	597	634		501	1,132	1,171
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	685		766
Loans collectively evaluated for impairment	43,882		48,101
Residential Mortgage [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	96		103				39
Loans collectively evaluated for impairment	436		402				388
Total	532	527	505		524	444	427	482
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	1,289		1,861				1,038
Loans collectively evaluated for impairment	50,954		47,198				43,660
Consumer and Home Equity Lines [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment			1				0
Loans collectively evaluated for impairment			199				188
Total			200				188	$ 328
Recorded investment in loans related to allowance for loan losses [Abstract]
Loans individually evaluated for impairment	94		107				338
Loans collectively evaluated for impairment	38,348		37,324				39,059
Consumer [Member]
Allocation of allowance for loan losses [Abstract]
Loans individually evaluated for impairment	2		1
Loans collectively evaluated for impairment	198		199
Total	$ 200	$ 197	$ 200		$ 234	$ 203	$ 188

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.